Summary of Significant Accounting Policies - Intangible Assets (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Franchise right
Summary of Significant Accounting Policies
Franchise term (in years)		20 years
Minimum [Member] | Upfront franchise fees
Summary of Significant Accounting Policies
Franchise term (in years)	2 years	20 years
Maximum [Member] | Upfront franchise fees
Summary of Significant Accounting Policies
Franchise term (in years)	12 years	12 years